File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 152	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 154	☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Noah Hamman

AdvisorShares Trust

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On December 25, 2019 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

NASDAQ Ticker: DWUS
NASDAQ Ticker: DWAW
NASDAQ Ticker: DWEQ

Managed by:
AdvisorShares Investments, LLC

ADVISORSHARES TRUST

4800 Montgomery Lane • Suite 150

Bethesda, Maryland 20814

www.advisorshares.com

877.843.3831

Prospectus dated December 25, 2019

This Prospectus provides important information about the AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF and AdvisorShares Dorsey Wright Alpha Equal Weight ETF, each a series of AdvisorShares Trust. Before you invest, please read this Prospectus and the Funds’ Statement of Additional Information carefully and keep them for future reference.

The shares of the Funds have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other communications electronically. You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports and for information about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

FUND SUMMARIES

ADVISORSHARES Dorsey Wright FSM US CORE ETF

NASDAQ Ticker: DWUS

INVESTMENT OBJECTIVE

The AdvisorShares Dorsey Wright FSM US Core ETF (the “Fund”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES	0.24%
ACQUIRED FUND FEES AND EXPENSES*	0.15%
TOTAL ANNUAL OPERATING EXPENSES	1.14%

*	Total Annual Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds in which it invests.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
AdvisorShares Dorsey Wright FSM US Core ETF	$116	$362

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is new and does not yet have a portfolio turnover rate.

1

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic large capitalization equity securities. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in US investments.

The Advisor allocates the Fund’s portfolio investments using research obtained from the FSM Core Solution US Core Model (the “FSM US Core Model”), a proprietary model developed by Dorsey, Wright and Associates, LLC (“DWA”). The FSM US Core Model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of US large-cap ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is included in the model. If an ETF in the portfolio no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the FSM US Core Model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions.

The Fund also may invest in repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Exchange-Traded Fund Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

•	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

2

•	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

•	Fixed Income Securities Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower- than-market rates of interest, which could hurt the Fund’s yield or share price.

•	High-Yield Risk. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•	Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

•	Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment advisor or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

•	Large-Capitalization Risk. The large-cap segment of the market may underperform other segments of the equity market or the equity market as a whole. The underperformance of large-cap securities may cause the ETF’s performance to be less than expected.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected and potentially greater tax exposure.

3

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with the Advisor
Robert M. Parker, Director of Capital Markets	since 2014

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 25,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Fund’s distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for at least 25,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange and, because shares trade at market price rather than at NAV, shares may trade at a value greater than or less than NAV.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains (or a combination thereof), unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account (“IRA”), which may be taxed upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF

NASDAQ Ticker: DWAW

INVESTMENT OBJECTIVE

The AdvisorShares Dorsey Wright FSM All Cap World ETF (the “Fund”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES	0.24%
ACQUIRED FUND FEES AND EXPENSES*	0.15%
TOTAL ANNUAL OPERATING EXPENSES	1.14%

*	Total Annual Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds in which it invests.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
AdvisorShares Dorsey Wright FSM All Cap World ETF	$116	$362

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is new and does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic and foreign equity securities of any capitalization, including in emerging markets. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs.

5

The Advisor allocates the Fund’s portfolio investments using research obtained from the FSM Core Solution All Cap World Core Model (the “FSM All Cap World Model”), a proprietary model developed by Dorsey, Wright and Associates, LLC (“DWA”). The FSM All Cap World Model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of domestic and foreign equity ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is identified for inclusion in the model. If an ETF no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the FSM All Cap World Model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions.

The Fund also may invest in repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Exchange-Traded Fund Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

•	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

•	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

6

•	Currency Risk. An ETF’s direct and indirect exposure to foreign currencies subjects it to the risk that those currencies will decline in value relative to the U.S. dollar.

•	Emerging Markets Risk. Certain of the ETF’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

•	Fixed Income Securities Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower- than-market rates of interest, which could hurt the Fund’s yield or share price.

•	Foreign Securities Risk. An ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•	High-Yield Risk. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•	Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

•	Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment advisor or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

7

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected and potentially greater tax exposure.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Advisor
Robert M. Parker, Director of Capital Markets	since 2014

8

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 25,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Fund’s distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for at least 25,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange and, because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than NAV.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains (or a combination thereof), unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account (“IRA”), which may be taxed upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

ADVISORSHARES Dorsey Wright ALPHA EQUAL WEIGHT ETF

Nasdaq Ticker: DWEQ

INVESTMENT OBJECTIVE

The AdvisorShares Dorsey Wright Alpha Equal Weight ETF (the “Fund”) seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES	0.24%
TOTAL ANNUAL OPERATING EXPENSES	0.99%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
AdvisorShares Dorsey Wright Alpha Equal Weight ETF	$101	$316

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is new and does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a concentrated portfolio of 50 US equity securities selected from a universe of the largest 1,000 US equity securities based on market capitalization.

The Advisor allocates the Fund’s portfolio using research from a disciplined and quantitative proprietary model (the “U.S. Equal Weight Model”) developed by Dorsey, Wright and Associates, LLC (“DWA”). The U.S. Equal Weight Model utilizes a two-factor approach to invest in the top-ranked 50 large-cap equity securities on an equal-weighted basis. In constructing the model, industry sectors are first measured and ranked based on their relative strength, and individual equity securities are then selected from the top three sectors. The individual securities selections are also based on relative strength, with securities demonstrating both a buy or bullish signal and rising price momentum ranked higher by the model. The Fund’s portfolio is rebalanced monthly and may experience high turnover.

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The Fund’s investment focus follows a core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. The Advisor’s process is systematic and removes emotion from the day-to-day decision making. In implementing the strategy, stock selection is strictly based on identifying the highest ranked securities as measured by the relative strength investment process.

The Fund also may invest in repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Large-Capitalization Risk. The large-cap segment of the market may underperform other segments of the equity market or the equity market as a whole. The underperformance of large-cap securities may cause the Fund’s performance to be less than expected.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected and potentially greater tax exposure.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Sector Focus Risk. When the Fund focuses its investments in a particular sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not done so.

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Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Advisor
Robert M. Parker, Director of Capital Markets	since 2014

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 25,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Fund’s distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for at least 25,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange and, because shares trade at market price rather than at NAV, shares may trade at a value greater than or less than NAV.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains (or a combination thereof), unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account (“IRA”), which may be taxed upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

AdvisorShares Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds.

Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies, including shares of each Fund and, with respect to the AdvisorShares Dorsey Wright FSM US Core ETF and AdvisorShares Dorsey Wright FSM All Cap World ETF, underlying ETFs. However, under certain circumstances and subject to certain terms and conditions, a registered investment company may invest in other investment companies (“underlying investment companies”) beyond the limits set forth in Section 12(d)(1). In particular, if an underlying investment company has obtained a Section 12(d)(1) exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), a Fund may enter into an agreement with the underlying investment company pursuant to which the Fund may invest in the underlying investment company beyond the Section 12(d)(1) limits subject to the terms and conditions of the underlying investment company’s exemptive order. The Fund may enter into such agreements with certain underlying ETFs to permit the Fund to invest in the underlying ETFs to an unlimited extent.

Creation Units of the Funds are issued and redeemed principally in-kind for portfolio securities and a specific cash payment.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without a shareholder vote.

MORE INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

Each Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective. The Advisor, subject to the oversight of the Board, has discretion on a daily basis to manage each Fund’s portfolio in accordance with the Fund’s investment objective and investment policies. The AdvisorShares Dorsey Wright FSM US Core ETF will not change the 80% investment policy included in its principal investment strategy without providing 60 days’ notice to shareholders.

If a Fund invests in and, therefore, is a shareholder of another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the advisory fee payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations. When a Fund invests in an affiliated investment company, the Adviser may receive advisory and other fees from the affiliated investment company in which the Fund invests, as well as the advisory fee for managing the Fund. In addition, the Adviser may have an incentive to take into account the effect on the affiliated investment company in determining whether to purchase or sell shares in the affiliated investment company. Although the Adviser takes steps to address conflicts of interest, it is possible that the conflicts could impact the Fund.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Each Fund is subject to a number of risks that may affect the value of its shares. This section provides additional information about the Funds’ principal risks. The principal risks specific to each Fund are listed in the Fund’s summary section above. The degree to which a risk applies to a Fund varies according to its investment allocation. Each investor should review the complete description of the principal risks before investing in a Fund. An investment in a Fund may not be appropriate for certain investors. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in a Fund.

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Allocation Risk. A Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause a Fund to underperform other funds with a similar investment objective that seek to achieve their investment objectives by investing directly in the securities or instruments held by ETFs, by investing in a different selection of ETFs, or by pursuing a different allocation of assets among such ETFs. Because the risks and returns of different ETFs can vary widely over any given time period, a Fund’s performance could suffer if a particular ETF does not perform as expected.

Equity Risk. The prices of equity securities in which a Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to a difference between the market price of the ETF’s shares and the underlying value of those shares. With respect to each Fund, this difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Large-Capitalization Risk. The large-cap segment of the market may underperform other segments of the equity market or the equity market as a whole. The underperformance of large-cap securities may cause a Fund’s performance to be less than expected.

Management Risk. The Advisor continuously evaluates a Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. If the Advisor is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Market Risk. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s and an ETF’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which a Fund or an ETF invests will cause the NAV of the Fund or the ETF to fluctuate. Historically, the markets have moved in cycles, and the value of a Fund’s and an ETF’s securities or reference asset may fluctuate drastically from day to day. Because of its link to the markets, an investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Portfolio Turnover Risk. A Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover. Higher portfolio turnover may result in a Fund paying increased transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover also may cause a Fund’s performance to be lower than expected.

Repurchase Agreement Risk. A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Due to the limited number of banks handling clearing and settlement of certain repurchase agreements, parties entering into repurchase agreement transactions also could have increased exposure to risks associated with cyberattacks.

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Sector Focus Risk. While the Fund’s sector exposure is expected to vary over time, when the Fund focuses its investments in a particular sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not done so.

Trading Risk. Shares of a Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of a Fund’s shares deviates significantly from NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be created and redeemed only in Creation Units at NAV, the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time. Although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Furthermore, there are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants) and, to the extent that those authorized participants exit the business or are unable to process creation and/or redemption orders and no other authorized participant is able to step forward to do so, there may be a significantly diminished trading market for a Fund’s shares. This could in turn lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

OVERVIEW OF THE PRINCIPAL RISKS OF ETFs

The value of your investment in the AdvisorShares Dorsey Wright FSM US Core ETF or AdvisorShares Dorsey Wright FSM All Cap World ETF is based primarily on the prices of the ETFs that the Fund purchases. In turn, the price of each ETF is based on the value of its securities. The prices of these securities change daily and each ETF’s performance reflects the risks of investing in a particular asset class or classes. ETFs also may trade below their NAV or at a discount, which may adversely affect a Fund’s performance. An overview of certain of the principal risks of the ETFs is provided below. ETFs also may be subject to certain of the risks described above. The degree to which the risks described below apply to a Fund varies according to its asset allocation. A complete list of each ETF in which a Fund invests can be found daily on the Trust’s website. A prospective investor should review the complete description of the principal risks of the ETFs prior to investing in a Fund.

Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETFs’ share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Currency Risk. An ETF’s indirect and direct exposure to foreign currencies subjects the ETF to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

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Emerging Markets Risk. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets are often dependent upon commodity prices and international trade, and can be subject to greater social, economic, regulatory, and political uncertainties potentially resulting in extreme market volatility. As a result, an ETF investing in the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. For example, investments in emerging markets are subject to a greater risk of loss due to expropriation, nationalization, confiscation or assets and other property. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Equity Risk. The prices of equity securities in which an ETF invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Fixed Income Securities Risk.  An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an ETF that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an ETF because it will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Foreign Securities Risk. An ETF’s investments in or exposure to securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An ETF with exposure to foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market on which the ETF’s shares are listed is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. In addition, this in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. Foreign withholding taxes may be imposed on income earned by an ETF’s investment in or exposure to foreign securities, which may reduce the return on such investments. There also is a risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High-Yield Risk. An ETF may invest in, or have exposure to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain of the underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the ETF may lose its entire investment.

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Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect its value. The dividend and interest income produced by certain of the ETF’s portfolio holdings or reference assets also may be adversely affected by the particular circumstances and performance of the individual issuers of such investments.

Interest Rate Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. Changes in interest rates also may affect an ETF’s share price: a sharp rise in interest rates could cause its share price to fall. This risk is greater when the ETF holds bonds with longer maturities. To the extent that the investment advisor or issuer of an ETF or the issuer of an underlying ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions. To respond to adverse market, economic, political or other conditions, a Fund may invest up to 100% of its total assets, without limitation in high-quality debt securities and money market instruments. A Fund may be invested in this manner for extended periods, depending on the Advisor’s assessment of market conditions. Debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements, and bonds that are rated BBB or higher. While a Fund is in a defensive position, the Fund may not achieve its investment objective. Furthermore, to the extent that a Fund invests in money market funds, the Fund would bear its pro rata portion of each such money market fund’s advisory fees and operational expenses.

Lending of Portfolio Securities. A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Such loans may be terminated at any time. Any such loans must be continuously secured by collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In a loan transaction, as compensation for lending its securities, a Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Please see the Funds’ Statement of Additional Information (“SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

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PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website at www.advisorshares.com. Each Fund’s daily portfolio holdings information also is available on the Trust’s website.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

AdvisorShares Investments, LLC, located at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814, serves as investment advisor of the Funds. As of November 30, 2019, the Advisor had approximately $635 million in assets under management.

The Advisor, subject to the supervision of the Board, provides an investment management program for each Fund and manages the investment of each Fund’s assets. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor is entitled to receive an annual advisory fee of 0.75% based on the average daily net assets of each Fund.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of each Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between a Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

The Advisor may hire one or more sub-advisors to conduct the day-to-day portfolio management activities of a Fund. The sub-advisors would be subject to oversight by the Advisor. Pursuant to an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), the Advisor, subject to certain conditions, has the right, without shareholder approval, to hire a new unaffiliated sub-advisor or materially amend the terms of a sub-advisory agreement with an unaffiliated sub-advisor when the Board and the Advisor believe that a change would benefit a Fund. The Prospectus will be supplemented when there is a significant change in a Fund’s sub-advisory arrangement.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Funds’ commencement of operations.

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PORTFOLIO MANAGER

The following portfolio manager is primarily responsible for the day-to-day management of the Funds.

Robert M. Parker, Director of Capital Markets

Robert M. Parker has served as Director of Capital Markets at the Advisor since 2014, where he oversees trading, portfolio management, and fund operations activity. Mr. Parker’s professional career has spanned over a decade and a half within the financial services industry, where he has worked across compliance, due diligence, and investment analysis, as well as positions of senior portfolio manager and firm principal. Mr. Parker managed assets between 2010 and 2014 for a proprietary investment practice that he created after serving as senior portfolio manager from 2007 to 2010 at ProShare Advisors, where he managed leveraged, inverse, and long-short ETFs. Mr. Parker previously held positions at Capital Financial Group, Wachovia Securities, The Advisors Group, and FOLIOfn, serving in a variety of analyst roles. He is a graduate of National University, earning a Bachelor of Science. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of Washington, DC.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund is available in the SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Funds’ shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon or any of their respective affiliates.

The Bank of New York Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Funds.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.

Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE

Each Fund calculates NAV by (i) taking the current market value of its total assets, (ii) subtracting any liabilities, and (iii) dividing that amount by the total number of shares owned by shareholders.

Each Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange, LLC (the “NYSE”) (normally 4:00 p.m. Eastern Time). The NYSE is typically closed on weekends and most national holidays.

In calculating NAV, each Fund generally values its portfolio investments at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board. With respect to investments in U.S.-traded securities with readily available pricing, it is expected that there would be limited circumstances in which a Fund would use fair value pricing – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

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The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of each Fund’s holdings can be found in the SAI.

SHARE TRADING PRICES

The price of each Fund’s shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions and other factors. ICE Data Indices, LLC intends to disseminate the approximate value (also known as the “indicative optimized portfolio value” or IOPV) of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value is not calculated in the same manner as the NAV per share, which is computed once per day. The approximate value generally is determined every fifteen seconds by using last sale prices of the securities and instruments held by a Fund as reflected in that day’s basket for a Creation Unit. Further, the approximate value will only reflect expense accruals (e.g., management fees) through the previous day. If applicable, each approximate value also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency. The approximate value is based on applicable quotes or closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. The approximate value may not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time (e.g., the securities in the basket for a Creation Unit may include securities that are not part of the Fund’s portfolio) or the precise valuation of the current portfolio. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

Direct trading by Authorized Participants is critical to ensuring that a Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in a Fund’s shares nor are Authorized Participants obligated to execute purchase or redemption orders for Creation Units and, in times of market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. Any absence of an active market could lead to a heightened risk of differences between the market price of a Fund’s shares and the underlying value of those shares.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days that the market price of a Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) for various time periods is available by visiting the Funds’ website at http://www.advisorshares.com.

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

ACTIVE INVESTORS AND MARKET TIMING

Shares of each Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve a Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing, such as dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because each Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash. The Funds also impose transaction fees on such Creation Unit transactions that are designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

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BOOK-ENTRY

Shares of each Fund are held in book-entry form, which means that no stock certificates are issued. DTC, or its nominee, is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book-entry or “street name” through your brokerage account.

INVESTING IN A FUND

For more information on how to buy and sell shares of a Fund, call the Trust at 877.843.3831 or visit the Funds’ website at www.advisorshares.com.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services. A Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. If a service provider provides distribution services, the Distributor will pay the service provider out of its distribution fees.

No distribution fees are currently charged to each Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least one year from the date of this Prospectus. However, to the extent distribution fees are charged in the future, because a Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and would increase the cost of your investment. At such time as distribution fees are charged, a Fund will notify investors by adding disclosure to the Fund’s website and in the Fund’s Prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged accounts. More information about taxes is located in the SAI.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to a regulated investment company (“RIC”), such as the Funds. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult your own tax advisor regarding how the Tax Act affects your investment in a Fund.

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You are urged to consult your tax advisor regarding specific questions as to U.S. federal, state and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for U.S. federal income tax purposes and intends to elect and qualify for the special tax treatment afforded to RICs under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As long as a Fund qualifies for treatment as a RIC, it pays no federal income tax on the earnings it timely distributes to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	a Fund makes distributions;

•	you sell Fund shares; and

•	you purchase or redeem Creation Units (institutional investors only)

Tax Status of Distributions

•	Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income.

•	The income dividends you receive from a Fund will generally be taxed to you as either ordinary income or “qualified dividend income.” For non-corporate shareholders, dividends reported by a Fund as qualified dividend income are generally eligible for reduced tax rates applicable to long-term capital gains, provided holding period and other requirements are met. Qualified dividend income generally is income derived from dividends paid by U.S. corporations or certain foreign corporations. In general, dividends received by a Fund from an ETF taxable as a RIC may be distributed and reported as qualified dividend income by the Fund to the extent of the dividend distributions distributed and reported as qualified dividend income by the ETF. Certain of the Funds’ investment strategies may limit their ability to report distributions as qualified dividend income.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund (directly or in some cases indirectly) from U.S. corporations, subject to certain limitations. Certain of the Funds’ investment strategies may limit their ability to report distributions as eligible for the dividends received deduction.

•	Distributions from a Fund’s short-term capital gains are generally taxable as ordinary income. Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund generally are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxed to non-corporate shareholders at reduced tax rates.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	Shortly after the close of each calendar year, each Fund in which you invest (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits, and net capital gain distributions received from the Fund.

•	You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

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Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

Investment in Foreign Securities

The Funds and the ETFs in which a Fund invests may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, and other income they may earn from investing in foreign securities, which may reduce the return on such investments. The U.S. has entered into tax treaties with certain foreign countries that may entitle a Fund or the ETFs in which a Fund invests to a reduced rate of, or exemption from, foreign taxes on certain income. The Fund may need to file special claims for refunds to secure the benefits of a reduced rate. The effective rate of foreign tax cannot be determined in advance because the amount of a Fund’s assets to be invested within various countries is not known. In addition, investments by those Funds or the ETFs in foreign currencies may increase or accelerate those Funds’ recognition of ordinary income and may affect the timing or amount of those Funds’ distributions. If as of the close of a taxable year more than 50% of the total assets of a fund consists of stock or securities of foreign corporations then such Fund(s) may elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Internal Revenue Code. If a Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the Internal Revenue Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Medicare Tax

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” including interest, dividends (but not any exempt-interest dividends), and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The 30% withholding tax generally will not apply to distributions of net capital gain. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding

Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

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Taxes on Creation and Redemption of Creation Units

An Authorized Participant who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (a) the sum of the market value of the Creation Units at the time and any net cash received, and (b) the sum of the purchaser’s aggregate basis in the securities surrendered and any net cash paid for the Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between (x) the sum of the redeemer’s basis in the Creation Units and any net cash paid, and (y) the sum of the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” by an Authorized Participant that does not mark-to-market its holdings, or on the basis that there has been no significant change in economic position.

Each Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. Each Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause such Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences to you of an investment in the Funds under all tax laws applicable to you.

FINANCIAL HIGHLIGHTS

The Funds’ financial information is not yet available because the Funds have not commenced operations.

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ADVISORSHARES Dorsey Wright FSM US CORE ETF

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Advisor	AdvisorShares Investments, LLC 4800 Montgomery Lane, Suite 150 Bethesda, Maryland 20814
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
Administrator, Custodian & Transfer Agent	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

ADDITIONAL INFORMATION

Additional and more detailed information about each Fund is included in the Funds’ SAI. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (http://www.sec.gov), which contains the SAI, material incorporated by reference, and other information about the Funds. You may request documents from the SEC, upon payment of a duplication fee, by emailing the SEC at publicinfo@sec.gov.

You may obtain a copy of the SAI and the Annual and Semi-Annual Reports, when available, without charge by calling 877.843.3831, visiting the website at www.advisorshares.com, or writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. Additional information about each Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports. Also in each Fund’s Annual Report will be a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by a Fund. This Prospectus does not constitute an offering by a Fund in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

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Statement of Additional Information

ADVISORSHARES TRUST

4800 Montgomery Lane

Suite 150

Bethesda, Maryland 20814

877.843.3831

www.advisorshares.com

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (the “SAI”) relates to shares of the following series (each, a “Fund” and collectively, the “Funds”):

AdvisorShares Dorsey Wright FSM US Core ETF (Nasdaq: DWUS)

AdvisorShares Dorsey Wright FSM All Cap World ETF (Nasdaq: DWAW)

AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Nasdaq: DWEQ)

This SAI is not a prospectus. It should be read in conjunction with the Funds’ prospectus dated December 25, 2019 (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Prospectus are available, without charge, upon request by contacting the Trust at the address or telephone number above. Shares of each Fund are subject to listing on NASDAQ Stock Market LLC (the “Exchange”) and will trade in the secondary market.

The date of this SAI is December 25, 2019.

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007. The Trust is permitted to offer separate series (i.e., funds) and additional series may be created from time to time. As of the date of this SAI, the Trust consists of 17 separate funds. This SAI relates only to the Funds listed on the cover page of this SAI.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees of the Trust (“Board”) with respect to a Fund, and in the net distributable assets of the Fund on liquidation. All payments received by the Trust for shares of any Fund belong to the Fund. Each Fund has its own assets and liabilities.

The shares of a Fund are subject to approval for listing on the Exchange and, as described in the Fund’s Prospectus, will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) per share of the Fund.

Each Fund offers and issues shares at NAV in aggregated lots of at least 25,000 (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of individual securities (the “Deposit Securities”) and (ii) an amount of cash (the “Cash Component”). Shares of these Funds are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for each Fund. In addition, for each of these Funds, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

AdvisorShares Investments, LLC (the “Advisor”) serves as the investment advisor to the Funds, each of which is a diversified open-end management investment company. The Advisor, subject to the supervision of the Board, provides an investment management program for the Funds and manages the investment of each Fund’s assets. Each Fund’s investment objective and principal investment strategies, as well as other important information, are described in the Funds’ Prospectus, which should be read together with this SAI. The investment objective of each Fund is non-fundamental and may be changed without the approval of shareholders.

The Advisor selects securities for a Fund’s investment pursuant to an “active” management strategy for security selection and portfolio construction. The AdvisorShares Dorsey Wright FSM US Core ETF and AdvisorShares Dorsey Wright FSM All Cap World ETF are “funds of funds” that seek to achieve their investment objectives by investing primarily in other exchange-traded funds (“ETFs”), as described in the Funds’ Prospectus (each, a “Fund of Funds” and together, the “Funds of Funds”). To the extent a Fund is a Fund of Funds or invests in ETFs, it will be indirectly subject to the risks associated with the portfolio securities and investment techniques of its underlying ETFs.

The investment techniques and instruments described below and in the Funds’ Prospectus may, consistent with a Fund’s investment objective and investment policies, be used by the Fund if, in the opinion of the Advisor, such strategies will be advantageous to the Fund. A Fund may not invest in all of the instruments and techniques described below. In addition, a Fund is free to reduce or eliminate its activity with respect to any of the investment techniques described below without changing the Fund’s fundamental investment policies, and a Fund will periodically change the composition of its portfolio to best meet its investment objective. For more information about each Fund’s principal strategies and risks, please see the Funds’ Prospectus.

Borrowing

While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of a Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. A Fund may use leverage during periods when its Advisor believes that the Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. Each Fund is authorized to pledge portfolio securities the Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

Equity Securities

Each Fund and certain of the underlying ETFs may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV per share of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund or an underlying ETF may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Funds may invest in the types of equity securities described below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•	Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the “SEC”) and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or the oil and gas industries.

•	Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

•	Investments in Foreign Equity Securities. Each Fund may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Fixed Income Securities

Each Fund and certain of the underlying ETFs may invest in fixed income securities. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect an investing Fund’s NAV. Additional information regarding fixed income securities is described below.

•	Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•	Creditor Liability and Participation on Creditors Committees. Generally, when a fund holds bonds or other similar fixed income securities of an issuer, the fund becomes a creditor of the issuer. If a Fund is a creditor of an issuer it, may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when its Sub-Advisor believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund. Further, a Sub-Advisor has the authority to represent the Trust, or its Fund, on creditors committees or similar committees and generally with respect to challenges related to the securities held by the Fund relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.

•	Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

•	Bank Obligations. Bank obligations may include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third-party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets. Subject to the Trust’s limitation on concentration, as described in the “Investment Restrictions” section below, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Debt Securities. Fixed income securities are debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date, as discussed above. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate debt securities, government securities, municipal securities, convertible securities, and mortgage-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and currency risk.

•	Corporate Debt Securities. Each Fund and certain of the underlying ETFs may invest in corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally be dependent on independent credit analysis or fundamental analysis performed by the Fund’s Sub-Advisor. A Fund may invest in all grades of corporate debt securities, including below investment-grade securities, as discussed below. See Appendix A for a description of corporate bond ratings. A Fund also may invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

•	Below Investment-Grade Debt Securities. Each Fund and certain of the underlying ETFs may invest in below investment-grade securities. Below investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or (“Moody’s”) lower than BBB- by Standard & Poor’s (“S&P”)) or are determined to be of comparable quality by the Fund’s Sub-Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund’s advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

A Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase. However, its Sub-Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of shareholders.

•	Unrated Debt Securities. Each Fund and certain of the underlying ETFs may invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

•	Commercial Paper. Each Fund and certain of the ETFs may invest in commercial paper. Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. Each Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody’s.

•	Inflation-Indexed Bonds. Each Fund and certain of the ETFs may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Foreign Issuers

Each Fund and certain of the underlying ETFs may invest in issuers located outside the United States directly, or in financial instruments, including ETFs and/or other exchange-traded products (“ETPs”), that are indirectly linked to the performance of foreign issuers. Other examples of such financial instruments include ADRs, Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the U.S. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the U.S. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects a Fund from the foreign settlement risks described below.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts may indirectly bear the costs of the facility, and such indirect costs may be no different than the costs of sponsored depositary receipts. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing in foreign issuers may involve risks not typically associated with investing in issuers domiciled in the U.S. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the U.S. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Illiquid Securities

A Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment), including securities that are not readily marketable and securities that are not registered under the Securities Act, but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act (“restricted securities”). Each Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will take appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are invested in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets as determined in accordance with SEC guidance.

A portfolio security is illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by a Fund. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Investments in Other Investment Companies

A Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a fund may invest in the securities of another investment company (the “acquired company”) provided that the fund, immediately after such purchase or acquisition, does not own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the fund, or (iii) securities issued by the acquired company and all other investment companies (other than U.S. Treasury stock of the fund) having an aggregate value in excess of 10% of the value of the total assets of the fund. A fund also may invest in the securities of other investment companies if the fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1)(B) prohibits another investment company from selling its shares to the fund if, after the sale (i) the fund owns more than 3% of the other investment company’s voting stock or (ii) the fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Trust has entered into agreements with several unaffiliated ETFs that permit, pursuant to an SEC order, the Fund to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. A Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor believes such an investment is in the best interests of the Fund and its shareholders. For example, a Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers. As a result, when a Fund invests in a BDC, the Fund’s Total Annual Fund Operating Expenses will be effectively overstated by an amount equal to the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not included as an operating expense of a Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and the temporary unavailability of certain component securities of the index.

A Fund may invest in index-based ETFs as well as ETFs that are actively managed.

Each Fund and certain of the underlying ETFs may invest in closed-end funds. Closed-end funds are pooled investment vehicles that are registered under the 1940 Act and whose shares are listed and traded on U.S. national securities exchanges. Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher (i.e., at a premium) or lower (i.e., at a discount) than the net asset value of a closed-end fund’s portfolio holdings. Closed-end fund shares frequently trade at persistent and ongoing discounts to the net asset value of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end fund held by a Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of the closed-end funds held by a Fund will exist. A Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund. While a Fund seeks to take advantage of differences between the net asset value of closed-end fund shares and any secondary market premiums or discounts, the Fund may not be able to do so. In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective. While a Fund investing in closed-end funds attempts to diversify its exposure to such investments, lackluster performance of a single closed-end fund can have a negative impact on the performance of the Fund as a whole. A Fund may lose money on its investment in any closed-end fund which, in turn, may cause investors to lose money on an investment in the Fund.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). A Fund will not lend portfolio securities to the Advisor or its affiliates, unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third-party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities, as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. A Fund’s securities lending arrangements are subject to Board approval. In addition, to the extent a Fund engages in securities lending, the Board has adopted procedures that are reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. Generally, the higher a Fund’s rate of portfolio turnover, the higher the transaction costs borne by the Fund and its long-term shareholders. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because a Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.

Real Estate Investment Trusts (REITs)

A Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies (“RICs”) such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which the Fund invests in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Repurchase Agreements

Each Fund and certain of the underlying ETFs may enter into repurchase agreements with financial institutions, which may be deemed to be loans. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

Each Fund and certain of the underlying ETFs may enter into reverse repurchase agreements without limit as part of the Fund’s investment strategy. However, each Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets. Reverse repurchase agreements involve sales of portfolio assets by a Fund concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to that Fund. A Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash, cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

U.S. Government Securities

Each Fund and certain of the underlying ETFs may invest in U.S. government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration, and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

In September 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the terms of the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide a limited amount of capital per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. In May 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs from $100 billion to $200 billion per instrumentality. In December 2009, the U.S. Treasury amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. Also in December 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they are now required to transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a certain capital reserve amount. On September 30, 2019, the U.S. Treasury and the FHFA announced that they had agreed to modifications to the SPAs that will permit Fannie Mae and Freddie Mac to retain additional earnings in excess of the $3 billion capital reserves previously permitted by their SPAs, increasing the amounts to $25 billion and $20 billion, respectively. However, shareholders of Freddie Mac and Fannie Mae have since sued the U.S. Government over the profit sweep, contending that it was a breach of contract and an improper taking of private property without just compensation. Both of these legal arguments continue to move forward through various courts and could influence the U.S. Government’s policy towards the mortgage financial system. In addition, new initiatives from the Trump administration, such as reductions to corporate tax rates, could affect the value of certain assets held by Freddie Mac and Fannie Mae.

Until further action is taken, the actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. Other U.S. government securities a Fund may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority and District of Columbia Armory Board. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Each Fund may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”) or any similar program sponsored by the U.S. Government. STRIPS may be sold as zero coupon securities. See “Zero Coupon Bonds” for additional information.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. Government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. Government is permitted to borrow to meet its existing obligations and finance current budget deficits. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected.

When-Issued, Delayed-Delivery and Forward Commitment Securities

Each Fund and certain of the underlying ETFs, from time to time, in the ordinary course of business, may purchase securities on a when-issued, delayed-delivery or forward commitment basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued, delayed-delivery or forward commitment basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. A Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued, delayed-delivery or forward commitment securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued, delayed-delivery or forward commitment basis.

Zero Coupon Bonds

Each Fund and certain of the underlying ETFs may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their un-matured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, a Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of STRIPS. While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

Cybersecurity

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Funds) and their service providers (including the Advisor) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Advisor or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While the Advisor has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. Each Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund's investment in such securities to lose value.

INVESTMENT RESTRICTIONS

Except with respect to each Fund’s fundamental policy relating to borrowing and non-fundamental policy relating to illiquid securities, if a percentage limitation in a policy below is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value will not result in a violation of such restriction.

Fundamental Policies of the Funds

The investment limitations listed below are fundamental policies of each Fund and cannot be changed with respect to the Fund without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan, and (3) enter into reverse repurchase agreements.

2.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

3.	With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.*

4.	Make loans, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7.	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the “Securities Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

* For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.

Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. (The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, the Fund will not invest more than 25% of its net assets in any investment company that so concentrates.)*

Non-Fundamental Policies of the Funds

In addition to the investment objective of each Fund, the investment limitations listed below are non-fundamental policies of the applicable Fund and may be changed with respect to a Fund by the Board.

1.	Each Fund may not purchase or hold illiquid securities if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2.	Without providing 60 days notice to shareholders, the AdvisorShares Dorsey Wright FSM US Core ETF may not change its investment strategy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in US investments.

CONTINUOUS OFFERING

The method by which Creation Units are created and sold may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus-delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

* For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.

The Advisor may purchase Creation Unit Aggregations through a broker-dealer to “seed” a Fund as it is launched (which is anticipated to be an aggregate of at least 25,000 shares), or may purchase shares from other broker-dealers that have previously provided “seed” for the Fund when it was launched or otherwise in secondary market transactions, and because the Advisor may be deemed an affiliate of the Fund, the shares are being registered to permit the resale of these shares from time to time after purchase. A Fund will not receive any of the proceeds from the resale by the Advisor of these shares.

The Advisor intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers. The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. The Advisor may use any one or more of the following methods when selling shares:

•	ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;

•	privately negotiated transactions;

•	through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and

•	any other method permitted pursuant to applicable law.

The Advisor may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Advisor may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of shares, which shares such broker-dealer or other financial institution may resell.

The Advisor and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Advisor who may be deemed an “underwriter” within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

The Advisor has informed the Funds that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares. Upon a Fund being notified in writing by the Advisor that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of the Advisor and the name(s) of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Funds’ Prospectus and SAI, and (vi) other facts material to the transaction.

The Advisor and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934 (the “Exchange Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares. There is a risk that the Advisor may redeem its investments in a Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on a Fund and its shares.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

Shares of each Fund are listed and traded on the Exchange at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances, a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions generally will be beneficial to the Fund.

Brokerage Selection. The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Advisor is not required to select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, the Advisor may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to the Advisor consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that an advisor may cause a fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Advisor may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Advisor will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund or the Advisor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those trustees who are not “interested persons” of a Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which a Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

Because the Funds are new, as of the date of this SAI, each Fund did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board of Trustees

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisor is responsible for the day-to-day management of a Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to a Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to a Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about a Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from each Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail any material risks of a Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of the Funds’ investment management and business affairs are carried out by or through the Advisor and other service providers. Each of these parties has an independent interest in risk management, but its policies and the methods by which one or more risk management functions are carried out may differ from that of each Fund and the other parties in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as officers of the Trust. Also included below is the term of office for each of the officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act. No Independent Trustee (defined below) serves as a lead independent trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Funds (i.e., “Independent Trustees”) constitute sixty-six percent (66%) of the Board, the fact that the Audit Committee is composed of the Independent Trustees, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Noah Hamman* 4800 Montgomery Lane, Suite 150 Bethesda, MD 20814 (1968)	Trustee (no set term); served since 2009	Chief Executive Officer, President, and Founder of AdvisorShares Investments, LLC (2006-present).	17	None
Independent Trustees
Elizabeth (“Betsy”) Piper/Bach 4800 Montgomery Lane, Suite 150 Bethesda, MD 20814 (1952)	Trustee (no set term); served since 2009	Vice-President / Chief Operating Officer of NADA Retirement Administrators, Inc. (2009-present).	17	None
William G. McVay 4800 Montgomery Lane, Suite 150 Bethesda, MD 20814 (1954)	Trustee (no set term); served since 2011	Principal of Red Tortoise LLC (May 2017-present); Founder of RDK Strategies, LLC (2007-present).	17	None
Officers
Noah Hamman 4800 Montgomery Lane, Suite 150 Bethesda, MD 20814 (1968)	President (no set term); served since 2009	Chief Executive Officer, President, and Founder of AdvisorShares Investments, LLC (2006-present).	N/A	N/A
Dan Ahrens 4144 N. Central Expressway, Suite 600 Dallas, TX 75204 (1966)	Secretary and Treasurer (no set terms); served since 2009	Managing Director of AdvisorShares Investments, LLC (2013-present); Chief Compliance Officer of the Trust (2009 - 2013); Executive Vice President of AdvisorShares Investments, LLC (2008-2013).	N/A	N/A

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stefanie Little 11 Gina Marie Lane Elkton, MD 21921 (1967)	Chief Compliance Officer (no set term); served since 2013	Founder of Chenery Compliance Group, LLC (2015 - present); Chief Compliance Officer of AdvisorShares Investments, LLC and the Trust (2013 - present); President of LCG Compliance Alliance, LLC (2011-present).	N/A	N/A

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Committee. The Board has established the following standing committee:

Audit Committee. The Board has an Audit Committee that is composed of each of the Independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters. The Audit Committee also serves as the Trust’s Qualified Legal Compliance Committee, which provides a mechanism for reporting legal violations. The Audit Committee met 4 times during the most recently completed fiscal year.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Funds provided by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of the Funds and their shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her experience, qualifications, attributes and skills, as described below.

The Board has concluded that Mr. Hamman should serve as Trustee because of his extensive experience with mutual fund company business development, and the development of exchange-traded funds in particular, as well as his knowledge of and experience in the financial services industry in general.

The Board has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry, and fiduciary and banking law.

The Board has concluded that Mr. McVay should serve as Trustee because of his extensive experience in providing investment advice and business consulting services to financial institutions, endowments, foundations, corporations and pension funds.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each Fund and all series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of November 30, 2019, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Trust.

Trustee Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Noah Hamman	AdvisorShares Dorsey Wright FSM US Core ETF	None	$50,001 - $100,000
	AdvisorShares Dorsey Wright FSM All Cap World ETF	None
	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	None
Independent Trustees
Elizabeth Piper/Bach	AdvisorShares Dorsey Wright FSM US Core ETF	None	$1-$10,000
	AdvisorShares Dorsey Wright FSM All Cap World ETF	None
	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	None
William G. McVay	AdvisorShares Dorsey Wright FSM US Core ETF	None	None
	AdvisorShares Dorsey Wright FSM All Cap World ETF	None
	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	None

Board Compensation. The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ended June 30, 2019.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
Interested Trustee
Noah Hamman	$0	N/A	N/A	$0
Independent Trustees
Elizabeth Piper/Bach	$40,000	N/A	N/A	$40,000
William G. McVay	$40,000	N/A	N/A	$40,000

*	The Trust is the only registered investment company in the Fund Complex.

Control Persons and Principal Holders of Securities

Because each Fund is new, as of the date of this SAI, there were no owners of the Fund’s shares.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor has adopted a code of ethics pursuant to Rule 17j-1. These codes of ethics (each, a “Code of Ethics” and collectively, the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

The Advisor and the Advisory Agreement

The Advisor, a registered investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), is located at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Advisor is a Delaware limited liability company organized on October 12, 2006. The membership units are owned and controlled by Wilson Lane Group, LLC, which is controlled by Noah Hamman, Chief Executive Officer of the Advisor.

Pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”), the Advisor serves as the investment advisor for the Trust and provides investment advice to and manages the day-to-day operations of each Fund, subject to the general supervision and oversight of the Board and the officers of the Trust. In addition to maintaining its overall responsibility to manage each Fund, the Advisor is responsible for the investment and reinvestment of the assets of each Fund, in accordance with the investment objective, policies, and limitations of the Fund, subject to the general supervision and oversight of the Board and the officers of the Trust.

The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Fund in order to limit the Fund’s operating expenses as described in the Fund’s Prospectus.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at the annual rate listed below based on the average daily net assets of the Fund. With respect to the Fund, the Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding the Maximum Annual Operating Expense Limit (listed below) of each Fund’s average daily net assets for at least one year from the date of the Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination by the Advisor to be effective as of the close of business on the last day of the then-current one year period. If at any point it becomes unnecessary for the Advisor to waive fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the Fund’s Maximum Annual Operating Expense Limit currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee reductions or expense reimbursements within three years of the date they were waived or reimbursed.

Fund	Advisory Fee as a % of Average Daily Net Assets	Maximum Annual Operating Expense Limit
AdvisorShares Dorsey Wright FSM US Core ETF	0.75%	0.99%
AdvisorShares Dorsey Wright FSM All Cap World ETF	0.75%	0.99%
AdvisorShares Dorsey Wright Alpha Equal Weight ETF	0.75%	0.99%

Pursuant to a fund services agreement between the Trust and the Advisor, the Advisor seeks to enter into arrangements with broker-dealers and other intermediaries to (1) obtain information about the nature of shareholders who own shares of the Trust through the intermediary and (2) permit certain share transactions through the intermediary without the imposition of a sales, transaction, or trade charge. The Advisor is entitled to reimbursement of a portion of expenditures that it makes relating to shareholder services of up to the lesser of 50% of the expenditures made by the Advisor on behalf of the Fund or an annual fee of 0.03% of the Fund’s average daily net assets.

The Advisor may hire one or more sub-advisors to oversee the day-to-day investment activities of a Fund. The sub-advisors are subject to oversight by the Advisor. The Advisor, pursuant to an exemptive order granted by the SEC and subject to certain conditions, including Board approval, may, without shareholder approval, hire one or more new unaffiliated sub-advisors for the Fund, materially amend the terms of an agreement with an unaffiliated sub-advisor, or continue the employment of an unaffiliated sub-advisor after events that would otherwise cause an automatic termination of a sub-advisory agreement. Consequently, under the exemptive order, the Advisor has the right to hire or replace a sub-advisor when the Board and the Advisor feel that a change would benefit a Fund. Within 90 days of retaining a new sub-advisor, shareholders of the Fund will receive notification of the change. This “manager of managers” arrangement enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The arrangement does not permit the Advisor’s investment advisory fee paid by the Fund to be increased or change the Advisor’s obligations under the Advisory Agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval.

Portfolio Manager

This section includes information about the Funds’ portfolio manager, including information about other accounts he manages, the dollar range of Fund shares he owns, and how he is compensated.

Portfolio Manager Compensation. The portfolio manager is compensated by the Advisor and does not receive any compensation directly from the Funds. The Advisor pays the portfolio manager a fee based on assets under management.

Fund Shares Owned by Portfolio Manager. As of the date of this SAI, the portfolio manager did not own any shares of the Funds.

Other Accounts Managed by Portfolio Manager. As of November 30, 2019, the portfolio manager was responsible for the day-to-day management of other accounts as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert M. Parker	3	$65	0	$0	0	$0

Conflicts of Interest

A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund he manages. The portfolio manager, the Advisor and related parties engage in a broad spectrum of activities. In the ordinary course of their business activities, the portfolio manager, the Advisor and those related parties may engage in activities where the interests of certain divisions of the Advisor and its related parties or the interests of their clients may conflict with the interests of the shareholders of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Advisor manages are fairly and equitably allocated. Further, the Advisor’s authority to select and substitute underlying ETFs from a variety of affiliated and unaffiliated ETFs may create a conflict of interest because the Advisor typically receives fees from the affiliated funds.

Administration, Custody and Transfer Agency Agreements

The Bank of New York Mellon (the “Administrator”) serves as administrator, custodian and transfer agent for the Funds. The principal address of the Administrator is 240 Greenwich Street, New York, New York 10286. Under the Funds’ Administration and Accounting Agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under the Funds’ Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Funds. Pursuant to the Funds’ Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Funds’ authorized and issued shares of beneficial interest, and as dividend disbursing agent of each Fund.

In consideration for its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.025% on the first $1 billion on the gross adjusted assets of a Fund and 0.02% on the gross adjusted assets of the Fund exceeding $1 billion.

Distribution

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter and distributor of shares of each Fund. The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into an agreement with the Trust pursuant to which it distributes shares of the Funds (the “Distribution Agreement”). The Distributor continually distributes shares of the Funds on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by a Fund through the Distributor only in Creation Units, as described in the Funds’ Prospectus and this SAI. Shares amounting to less than a Creation Unit are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by a Fund. The Distributor is not affiliated with the Trust, the Advisor or any stock exchange.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment,” as that term is defined in the 1940 Act.

Distribution Plan. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund’s assets attributable to shares as compensation for distribution services. Distribution services may include, but are not limited to: (i) services in connection with distribution assistance or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

No distribution fees are currently charged to the Funds; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this SAI. However, in the event that distribution fees are charged in the future, because a Fund will pay these fees out of assets on an ongoing basis, over time distribution fees may cost you more than other types of sales charges and will increase the cost of your investment in the Fund.

Costs and Expenses. A Fund bears all expenses of its operation other than those assumed by the Advisor, which are discussed in detail above under “The Advisor and the Advisory Agreement.”

Payments to Broker-Dealers and Other Financial Intermediaries. The Advisor may pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund and other series of the Trust. The Advisor makes these payments from its own assets and not from the assets of a Fund. Although a portion of the Advisor’s revenue comes directly or indirectly in part from fees paid by a Fund and other series of the Trust, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other series of the Trust. The Advisor makes payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including each Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Advisor also makes payments to Intermediaries for certain printing, publishing and mailing costs associated with a Fund or materials relating to ETPs in general (“Publishing Costs”). In addition, the Advisor makes payments to Intermediaries that make shares of each Fund and certain other series of the Trust available to their clients, develop new products that feature the Advisor or otherwise promote the Fund and other series of the Trust. The Advisor may also reimburse expenses or make payments from its own assets to Intermediaries or other persons in consideration of services or other activities that the Advisor believes may benefit the Advisor’s business or facilitate investment in a Fund or other series of the Trust. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend a Fund and other series of the Trust over other investments. The same conflict of interest and financial incentive exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

The Advisor has contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Raymond James Financial Services (“RJFS”). Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), RJFS and certain of its affiliates have agreed, among other things, to actively promote each Fund and other series of the Trust to customers and investment professionals and in advertising campaigns as the preferred ETF, to offer the Fund and certain other series of the Trust in certain RJFS platforms and investment programs, in some cases at a reduced commission rate or commission free, and to provide marketing data to the Advisor. The Advisor has agreed to facilitate the Marketing Program by, among other things, making certain payments to RJFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the Advisor will make additional payments to RJFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by RJFS during the wind-down period.

In addition, as of November 1, 2014, the Advisor is participating in a program offered by RJFS that will provide the Advisor with information about shareholder ownership of each Fund and assist with developing opportunities to provide shareholders with lower transaction costs. Each Fund has agreed to reimburse the Advisor for a portion of its payments to participate in the program.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date of this SAI are not included in the list. Further, the Advisor makes Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. The Advisor may determine to make such payments based on any number of metrics. For example, the Advisor may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more series of the Trust in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Advisor anticipates that the payments paid by the Advisor in connection with each Fund and other series of the Trust will be immaterial to the Advisor in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Advisor to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of a Fund and/or other series of the Trust.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (‘‘BNYM’’) (the ‘‘Program’’), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in a Fund’s Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for a Fund’s shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells shares of a Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), of an order received in proper form.

A “Business Day” with respect to a Fund is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” – per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash – the Cash Component – computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from a Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor to the Fund with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting. The Trust also reserves the right to offer an “all cash” option for creations of Creation Units for the Fund.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of a Fund.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of any Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Funds. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of at least 25,000 shares. All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Funds’ transfer agent no later than 3:00 p.m., Eastern Time, an hour earlier than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Funds’ transfer agent pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Funds’ transfer agent or an Authorized Participant.

Orders to create Creation Units of a Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to 3:00 p.m., Eastern Time, on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Funds’ transfer agent to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m., Eastern Time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received not later than 3:00 p.m., Eastern Time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Funds’ transfer agent, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the particular Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of the Cash Component plus 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time, on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 3:00 p.m., Eastern Time, or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received or in the event a mark to market payment is not made within one Business Day following notification that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of a Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it in respect of a Fund if (a) the order is not in proper form, (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund, (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above, (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund, (e) the acceptance of the Deposit Securities would, in the opinion of counsel, be unlawful, (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners, or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Fund, or its designee, shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
ALL FUNDS	$500

* To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

Each Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Cash Redemption Amount. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by the Administrator on the Business Day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the value of Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 3:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the respective Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within three business days, and/or the Cash Redemption Amount to the Authorized Participant, on behalf of the redeeming Beneficial Owner, by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than 3:00 p.m., Eastern Time, on the Transmittal Date, and the requisite number of shares of the respective Fund are delivered to the custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than 3:00 p.m., Eastern Time, on the Transmittal Date, but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the NYSE is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable, or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
ALL FUNDS	$500

* To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

Each Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating Net Asset Value.”

The NAV per share of a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV per share. The NAV per share for a Fund is calculated by the Administrator and determined as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open.

In computing a Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including ETFs in which the Fund invests, is taken from the exchange where the security is primarily traded. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Each Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Federal Income Taxes

The following is a summary of certain additional U.S. federal income tax considerations generally affecting each Fund and its shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to a RIC, such as each Fund. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and each Fund. You are urged to consult your own tax advisor regarding how the Tax Act affects your investment in a Fund.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status

Each Fund will seek to qualify for and elect treatment as a RIC under the Internal Revenue Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income (the “Distribution Requirement”), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are timely distributed to the Fund’s shareholders.

One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test. In order to qualify for relief provisions for a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If a Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at the regular corporate rate (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for a Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Internal Revenue Code.

Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt-interest income (but does not require any minimum distribution of net capital gain), the Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions

A Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by each Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that a Fund receives from an ETF, an underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT.

Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund.

In the case of corporate shareholders, a Fund’s distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If a Fund’s distributions for a taxable year exceed its current and accumulated earnings and profits, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the applicable Fund’s shares and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. After a shareholder’s basis in a Fund’s shares has been reduced to zero, distributions by the Fund in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders will be notified annually by a Fund (or by your broker) as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Medicare Tax

U.S. individuals with adjusted gross income exceeding certain thresholds ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares and capital gain distributions). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Sale, Exchange or Redemption of Shares

Sales, exchanges and redemptions of Fund shares are generally taxable transactions for federal income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term capital gain or loss if the shares have been held for more than 12 months and otherwise will be treated as a short-term capital gain or loss.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that substantially identical shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a sale or redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Cost Basis Reporting

The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Internal Revenue Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Foreign Taxes

A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. A Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. If more than 50% of the value of a Fund’s assets at taxable year-end is represented by debt and equity securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Internal Revenue Code. If at least 50% of the value of a Fund’s total assets at the close of each quarter of a taxable year consists of interests in RICs (including ETPs that are RICs), the Fund may elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. federal income tax returns for their pro rata portion of (1) any qualified taxes paid by those other RICs and passed through to the Fund for that taxable year, and (2) any qualified foreign taxes paid by the Fund itself for that taxable year. No reduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. In the event a Fund makes an election described in this paragraph, each such shareholder will be required to include in gross income its pro rata share of such taxes. Certain limitations imposed by the Internal Revenue Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes. If a Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Investment in Certain ETFs and Certain Direct Fund Investments

Certain Funds may invest in ETFs that are taxable as RICs under the Internal Revenue Code. Any income a Fund receives from such ETFs should be qualifying income for purposes of the 90% Test. Certain Funds may also invest in one or more ETFs that are not taxable as RICs under the Internal Revenue Code and that may generate non-qualifying income for purposes of the 90% Test. Similarly, a Fund may make certain direct investments that may produce non-qualifying income for purposes of the 90% Test. The Funds’ Advisor anticipates monitoring investments that may produce non-qualifying income to ensure that each Fund satisfies the 90% Test. Nevertheless, non-qualifying income of a Fund may be more than anticipated, a Fund may be unable to generate qualifying income at levels sufficient to ensure it satisfies the 90% Test, or a Fund might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. In any such case, a Fund could fail the 90% Test and, if the relief provisions discussed above are unavailable, fail to qualify as a RIC.

Certain Funds may invest in ETFs that are structured in a manner that causes income, gains, losses, credits and deductions of the ETFs to be taken into account for U.S. federal income tax purposes by those Funds whether or not any distributions are made from the ETFs to those Funds. Thus, a Fund may be required to take into account income or gains in a taxable year without receiving any cash and may have to sell assets to distribute such income or gains. Those sales will generally result in additional taxable gain or loss and may occur at a time when the Advisor would not otherwise have chosen to sell such securities.

Complex Securities

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund.

With respect to any investments in STRIPS, Treasury Receipts, other zero coupon, payment-in-kind, and similar securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund or an ETF will generally be required to include as part of its current income the imputed interest on such obligations even though the Fund or ETF has not received any interest payments on such obligations during that period.

Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss and may affect the amount and timing of distributions from the Fund.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one or more of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders, (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund, or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Pursuant to recently issued Treasury regulations, amounts included in income each year by a Fund pursuant to a QEF election will be “qualifying income”, even if not distributed to the Fund, to the extent such income is derived with respect to such Fund’s business of investing in stock, securities or currencies.

Backup Withholding

In certain cases, a Fund or financial intermediaries, such as brokers, through which shareholders own Fund shares) will be required to withhold (as “backup withholding”) on reportable dividends and distributions, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to backup withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the U.S. (discussed below).

Foreign Shareholders

Any foreign investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions of taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A beneficial holder of shares who is a foreign person may be subject to foreign, state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.

Taxes on Creation and Redemptions of Creation Units

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (a) the sum of the market value of the Creation Units at the time and any net cash received, and (b) the sum of the purchaser’s aggregate basis in the securities surrendered and any net cash paid for the Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between (x) the sum of the redeemer’s basis in the Creation Units and any net cash paid, and (y) the sum of the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units may not be deducted currently under the rules governing “wash sales” by an Authorized Participant that does not mark-to-market its holdings, or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units should generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less should be treated as long-term capital loss to the extent of any amounts treated as distributions to the person redeeming the Creation Units of long-term capital gain with respect to the Creation Units (including any amounts credited to that person as undistributed capital gains). Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

A Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Other Tax Considerations

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under the Tax Act, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, a RIC generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to the RIC’s investments. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in a Fund where, for example, (i) the Fund, or ETFs in which the Fund invests, invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that hold residual interests in a REMIC or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

A Fund’s shares held in a tax qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as each Fund are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

A Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the particular tax consequences to them of an investment in the Fund and regarding specific questions as to foreign, federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by each Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Advisor, Distributor, or any affiliated person of a Fund, the Advisor or Distributor.

Each Business Day, Fund portfolio holdings information will be provided to the Funds’ transfer agent or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects a Fund’s anticipated holdings on the following Business Day. Daily access to information concerning a Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers who are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants and (ii) to other personnel of the Advisor and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to a Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Funds’ Chief Compliance Officer, or a compliance manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall a Fund, the Advisor or any other party receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio holdings.

The Board exercises continuing oversight of the disclosure of a Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of portfolio holdings disclosure policies and procedures, the Codes of Ethics, and protection of non-public information policies and procedures (collectively, the “Portfolio Holdings Governing Policies”) by the Fund’s Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any Portfolio Holdings Governing Policies, and (3) considering whether to approve or ratify any amendment to any Portfolio Holdings Governing Policies. The Board and the Funds reserve the right to amend the Portfolio Holdings Governing Policies at any time and from time to time without prior notice in their sole discretion. For purposes of the Portfolio Holdings Governing Policies, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund, which are not disclosed.

In addition to the permitted disclosures described above, each Fund must disclose its complete holdings in its Annual Report and Semi-Annual Report to shareholders and file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. All of these reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to the Fund. All shares of a Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by the Board on the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814.

Shareholder Inquiries

Shareholders may visit the Trust’s website at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

CUSTODIAN

The Bank of New York Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Pursuant to the agreement, the Bank of New York Mellon holds the portfolio securities of the Funds and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not yet commenced operations and therefore, it does not have any financial statements. A Fund’s financial statements will be available after the Fund has completed its first fiscal year of operations.

APPENDIX A

ADVISORSHARES INVESTMENTS

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting

Proxy Policy

Adviser as a general matter does not accept responsibility for voting proxies for portfolio securities held within Client accounts, except in instances where the Adviser engages in direct trading of securities for a Client account. There may be other exceptions to this policy. The Sub-Advisers are responsible for voting all proxies associated with their investment on behalf of the Funds, and the Adviser is responsible for oversight of those activities. Adviser as a general matter does not accept responsibility for voting proxies for portfolio securities held within Client accounts, except in instances where the Adviser engages in direct trading of securities for a Client account. There may be other exceptions to this policy. The Sub-Advisers are responsible for voting all proxies associated with their investment on behalf of the Funds, and the Adviser is responsible for oversight of those activities. With respect to accounts over which an Adviser performs proxy voting, it maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Adviser’s proxy policies and practices. The Advisers’ policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. Adviser’s Advisory Agreements evidence the fact that voting authority has been retained by the Client. Under ERISA, each Adviser is responsible to vote proxies for the Client in the absence of specific written acknowledgement by the Client that the authority has been retained or granted elsewhere. An Adviser may utilize the services of a third party voting agent.

Background & Description

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The purpose of these proxy voting policies and procedures are to set forth the principles, guidelines and procedures by which Adviser votes the securities owned by its Clients for which Adviser exercises voting authority and discretion (the “Proxies”). These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our Clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act. Investment advisers registered with the SEC, and which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority. Responsibility for voting the Proxies is established by advisory agreements or comparable documents with our Clients, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition, our proxy guidelines reflect the fiduciary standards and responsibilities for ERISA accounts set out in U.S. Department of Labor (“DOL”) Bulletin 94-2. These policies and procedures apply to any Client that has contractually delegated authority and discretion for proxy voting to the Adviser, including Fund Clients. The Advisers take no responsibility for the voting of any proxies on behalf of any Client who has either retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party. These proxy voting policies and procedures are available to all Clients upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.

Responsibility

Adviser’s Investment & Trading Committee is responsible for the implementation and monitoring of each Adviser’s Proxy Voting Policies and Procedures, including associated practices, disclosures and recordkeeping, as well as oversight of a third party voting agent, if applicable. Adviser’s Investment & Trading Committee may delegate responsibility for the performance of these activities but oversight and ultimate responsibility remain with the Investment & Trading Committee. The Adviser’s Investment Committee is responsible for oversight of the Sub-Adviser’s proxy voting activities including the validation that each Sub-Adviser has Proxy Voting Policies and Procedures as required by Rule 206(4)-6 of the Advisers Act.

Proxy Voting Guidelines

The guiding principle by which each Adviser votes on all matters submitted to security holders is the maximization of the ultimate economic value of our Clients’ holdings. Furthermore, each Adviser is mindful that for ERISA and other Covered Person benefit plans, the focus on the realization of economic value is solely for the benefit of plan participants and their beneficiaries. Advisers do not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures

•	In the absence of specific voting guidelines, Advisers will vote proxies in the best interests of the fund shareholder.

•	Advisers will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services;

•	Advisers will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights; and

•	In reviewing proposals, Advisers will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

For Clients that have delegated to Advisers the discretionary power to vote the securities held in their account, an Adviser does not generally accept any subsequent directions on specific matters presented to security holders or particular securities held in the account, regardless of whether such subsequent directions are from the Client itself or a third party. Adviser views the delegation of discretionary voting authority as an absolute choice for its Clients. Adviser’s Clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.

In the event that an Adviser acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of the fund and, to the extent applicable, any proxy voting procedures or resolutions or other instructions approved by an authorized person of the fund.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of Advisers to maintain the confidentiality of the particular votes that it casts on behalf of its Clients. Any registered investment companies managed by Advisers disclose the votes cast on their behalf in accordance with all legal and regulatory requirements. Any Client of Advisers can obtain details of how an Adviser has voted the securities in its account by contacting a service representative at Advisers. Advisers do not, however, generally disclose the results of voting decisions to third parties.

Conflicts of Interest in Connection with Proxy Voting

Adviser’s Investment & Trading Committee has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all Covered Persons are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above, according the first priority to the economic interests of an Adviser’s Clients. If at any time any Covered Person becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any Client, he or she should contact any member of the Investment & Trading Committee or the CCO.

If any Covered Person is pressured or lobbied either from within or outside of Adviser with respect to any particular voting decision, he or she should contact any member of the Investment & Trading Committee or the CCO. The full Investment & Trading Committee will use its best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the Clients. The Investment & Trading Committee may cause any of the following actions to be taken in that regard:

•	vote the relevant Proxy in accordance with the vote indicated by the Guidelines;

•	vote the relevant Proxy as an Exception (as defined below), provided that the reasons behind the voting decision are in the best interest of the Client, are reasonably documented and are approved by the CCO; or

•	direct a third party Proxy Voter to vote in accordance with its independent assessment of the matter.

Committee Responsibilities

The administration of these Proxy Voting policies and procedures is governed by each Adviser’s Investment & Trading Committee.

Each Investment & Trading Committee has regular meetings, and may meet other times as deemed necessary by the Chair or any member of the Investment & Trading Committee. At each regular meeting, minutes will be taken and on an annual basis the Investment & Trading Committee will review the existing Proxy Voting Guidelines and recommend any changes to those guidelines. On all matters, the Investment & Trading Committee will make its decisions by a vote of a majority of its members. Any matter for which there is no majority agreement among members of the Investment & Trading Committee shall be referred to the Board of Directors.

In addition, each Sub-Adviser must report to the Adviser’s Investment Committee with respect to any proxies which it has voted on behalf of the Funds. The Investment Committee will receive reports annually in conjunction with the Trust’s Form N-PX filing. Adviser’s Investment Committee will receive verification from each Sub-Adviser that it maintains proxy voting policies and procedures which comply with Rule 206(4)-6.

Proxy Voting Procedures

Proxy Materials and Voting

•	All employees will forward any proxy materials received on behalf of the fund to the Investment Management & Trading Committee or its designee;

•	The Investment Management & Trading Committee or its designee will determine if the fund holds the security to which the proxy relates; and

•	Absent material conflicts, the CCO and/or Investment Management & Trading Committee or its designee will determine how Adviser should vote the proxy in accordance with applicable voting guidelines, complete the proxy and mail the proxy in a timely and appropriate manner.

Disclosure

•	Advisers will provide conspicuously displayed information in our Brochure summarizing the firm’s proxy voting policy and procedures, including a provision that allows clients to request information regarding how proxies were voted, and request a copy of these policies and procedures; and

•	Advisers will also send a copy of this summary to all existing clients who have previously received our Brochure; or we will send each client an amended Brochure. Either mailing shall highlight the inclusion of information regarding proxy voting.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to an Investment Management & Trading Committee or its designee; and

•	In response to any request an Investment Management & Trading Committee or its designee will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how the client's proxy was voted with respect to each proposal about which client inquired.

Conflicts of Interest

•	Advisers will identify any conflicts that exist between the firms interests and the interests of the fund by reviewing Adviser’s relationship with the issuer of each security to determine if the firm or any employees has any financial, business or personal relationship with the issuer;

•	If a material conflict of interest exists, the CCO will determine whether it is appropriate to disclose the conflict to the affected clients so as to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation; and

•	Advisers will maintain a record of the voting resolution of any conflict of interest.

The above Proxy Voting Policies and Procedures are designed to ensure that Client Account proxies are properly voted, material conflicts are avoided and fiduciary obligations are fulfilled. In the unlikely event that (i) a specific proxy is not addressed by any of the guidelines above, and (ii) Adviser or any of its Covered Persons has a material conflict with Client Accounts in connection with the voting of proxies, as determined by an Adviser, in its sole discretion, Adviser shall (A) prohibit any conflicted Covered Person from participating in and/or having any influence on Adviser’s evaluation of the proxy vote; (B) vote in accordance with the proxy voting recommendations of a majority of Client Accounts; or (C) follow the proxy voting recommendation of an independent third-proxy voting specialist.

Procedure for Documentation

Advisers shall maintain a record of each proxy received, any consideration or circumstances affecting voting decisions, and how and when votes were submitted.

Third Party Delegation

Adviser may delegate to a non-affiliated third-party vendor, the responsibility to review proxy proposals and make voting recommendations to Adviser. The IMTC or its designee shall ensure that any third-party recommendations followed will be consistent with the guidelines contained in this Compliance Manual.

Rule 30b1-4 under the Investment Company Act requires registered investment companies to file their complete proxy voting records on “Form N-PX” for the 12-month period ended June 30 by August 31 of each year. Adviser will provide the necessary data to the appropriate Service Provider to allow for the timely filings of all such reports on Form N-PX.

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust, dated July 30, 2007, as filed with the state of Delaware on August 1, 2007, for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)	Registrant’s Agreement and Declaration of Trust, dated July 30, 2007, is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)	Registrant’s By-Laws, dated July 30, 2007, as amended November 13, 2013, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-13-065833 on December 5, 2013.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement, dated February 5, 2018, between the Registrant and AdvisorShares Investments, LLC (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(2)	Amendment No. 1, dated February 12, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(3)	Amendment No. 2, dated February 16, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(4)	Amendment No. 3, dated March 6, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(5)	Amendment No. 4, dated June 5, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(6)	Amendment No. 5, dated October 11, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

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(d)(7)	Amendment No. 6, dated December 21, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

(d)(8)	Amendment No. 7, dated February 21, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(d)(9)	Amendment No. 8, dated April 1, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(d)(10)	Amendment No. 9, dated May 16, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-011592 on August 28, 2019.

(d)(11)	Amendment No. 10, dated December 25, 2019, to the Advisory Agreement is filed herewith.

(d)(12)	Amendment No. 11 to the Investment Advisory Agreement, reflecting the addition of the AdvisorShares Pure US Cannabis ETF, to be filed by amendment.

(d)(13)	Investment Sub-Advisory Agreement, dated February 12, 2018, between AdvisorShares Investments, LLC and Dorsey, Wright & Associates, LLC (the “Dorsey Wright Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-010602 on October 9, 2018.

(d)(14)	Amended Schedule A, dated June 5, 2018, to the Dorsey Wright Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-010602 on October 9, 2018.

(d)(15)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

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(d)(16)	Investment Sub-Advisory Agreement, dated October 11, 2018, between AdvisorShares Investments, LLC and DoubleLine Equity LP is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(d)(17)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-009508 on September 13, 2018.

(d)(18)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Newfleet Asset Management, LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(d)(19)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Sage Advisory Services, Ltd. Co. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-009508 on September 13, 2018.

(d)(20)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-009508 on September 13, 2018.

(d)(21)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Cornerstone Investment Partners, LLC is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-009508 on September 13, 2018.

(e)(1)	ETF Distribution Agreement, dated May 31, 2017, between the Registrant and Foreside Fund Services, LLC (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-17-003336 on June 23, 2017.

(e)(2)	First Amendment, dated June 23, 2017, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-17-003336 on June 23, 2017.

(e)(3)	Second Amendment, dated October 20, 2017, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-17-006725 on November 14, 2017.

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(e)(4)	Third Amendment, dated April 6, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(e)(5)	Fourth Amendment, dated June 4, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(e)(6)	Fifth Amendment, dated June 25, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

(e)(7)	Sixth Amendment, dated October 11, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

(e)(8)	Seventh Amendment, dated January 23, 2019, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

(e)(9)	Eighth Amendment, dated April 9, 2019, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(e)(10)	Ninth Amendment, dated December 12, 2019, to the Distribution Agreement is filed herewith.

(e)(11)	Tenth Amendment to the Distribution Agreement, reflecting the addition of the AdvisorShares Pure US Cannabis ETF, to be filed by amendment.

(e)(12)	ETF Distribution Agreement, dated June 25, 2009, between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(13)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

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(f)	Not applicable.

(g)(1)	Custody Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)	Amendment, dated December 11, 2017, to the Custody Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(g)(3)	Revised Schedule II, dated December 25, 2019, to the Custody Agreement is filed herewith.

(g)(4)	Revised Schedule II to the Custody Agreement, reflecting the addition of the AdvisorShares Pure US Cannabis ETF, to be filed by amendment.

(g)(5)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(1)	Fund Administration and Accounting Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Administration and Accounting Agreement”) is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)	Amendment, dated June 1, 2014, to the Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-14-053413 on August 29, 2014.

(h)(3)	Revised Exhibit A, dated December 25, 2019, to the Administration and Accounting Agreement is filed herewith.

(h)(4)	Revised Exhibit A to the Administration and Accounting Agreement, reflecting the addition of the AdvisorShares Pure US Cannabis ETF, to be filed by amendment.

(h)(5)	Transfer Agency and Service Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Transfer Agency Agreement”) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

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(h)(6)	Revised Appendix I, dated December 25, 2019, to the Transfer Agency Agreement is filed herewith.

(h)(7)	Revised Appendix I to the Transfer Agency Agreement, reflecting the addition of the AdvisorShares Pure US Cannabis ETF, to be filed by amendment.

(h)(8)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(9)	Third Amended and Restated Expense Limitation Agreement, dated September 8, 2017, between the Registrant and AdvisorShares Investments, LLC (the “AdvisorShares Investments Expense Limitation Agreement”) is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-17-005962 on October 27, 2017.

(h)(10)	Revised Schedule A, dated April 12, 2019, to the AdvisorShares Investments Expense Limitation Agreement is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(h)(11)	Revised Schedule A, effective December 25, 2019, to the AdvisorShares Investments Expense Limitation Agreement is filed herewith.

(h)(12)	Revised Schedule A to the AdvisorShares Investments Expense Limitation Agreement, reflecting the addition of the AdvisorShares Pure US Cannabis ETF, to be filed by amendment.

(h)(13)	Expense Limitation Agreement, dated September 15, 2010, between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(h)(14)	Expense Limitation Agreement, dated March 1, 2017, between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-17-004835 on August 29, 2017.

(h)(15)	Expense Limitation Agreement, dated July 31, 2013, between AdvisorShares Investments, LLC and Sage Advisory Services, Ltd. Co. is incorporated herein by reference to Exhibit (h)(25) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-13-045270 on August 13, 2013.

(h)(16)	Expense Limitation Agreement, dated June 25, 2014, between AdvisorShares Investments, LLC and Pacific Asset Management is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-14-039608 on June 26, 2014.

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(h)(17)	Expense Limitation Agreement, dated March 9, 2016, between AdvisorShares Investments, LLC and Cornerstone Investment Partners, LLC is incorporated herein by reference to Exhibit (h)(26) of Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-16-093761 on April 11, 2016.

(i)(1)	Opinion and consent of counsel, Morgan Lewis & Bockius LLP, relating to each series of the Trust (except for the AdvisorShares Cornerstone Small Cap ETF, AdvisorShares Focused Equity ETF, AdvisorShares Vice ETF, AdvisorShares Dorsey Wright Micro-Cap ETF, AdvisorShares Dorsey Wright Short ETF, AdvisorShares Pure Cannabis ETF, AdvisorShares Pure US Cannabis ETF, AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF and AdvisorShares Dorsey Wright Alpha Equal Weight ETF), is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-15-061249 on October 28, 2015.

(i)(2)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Cornerstone Small Cap ETF, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-16-093761 on April 11, 2016.

(i)(3)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Focused Equity ETF, is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-16-123945 on September 14, 2016.

(i)(4)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Vice ETF, is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-17-006725 on November 14, 2017.

(i)(5)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF, is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(i)(6)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Pure Cannabis ETF, is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

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(i)(7)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Pure US Cannabis ETF, to be filed by amendment.

(i)(8)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF and AdvisorShares Dorsey Wright Alpha Equal Weight ETF, is filed herewith.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(m)(2)	Revised Schedule A, as last revised December 25, 2019, to the Distribution Plan is filed herewith.

(m)(3)	Revised Schedule A to the Distribution Plan, reflecting the addition of the AdvisorShares Pure US Cannabis ETF, to be filed by amendment.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant, dated May 24, 2016, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-17-004835 on August 29, 2017.

(p)(2)	Code of Ethics of AdvisorShares Investments, LLC, dated February 1, 2019, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-011592 on August 28, 2019.

(p)(3)	Code of Ethics, dated May 1, 2009, of Foreside Financial Group, LLC (including Foreside Fund Services, LLC) is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(p)(4)	Code of Ethics of Dorsey, Wright & Associates, LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-16-121820 on August 29, 2016.

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(p)(5)	Code of Ethics of Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-16-121820 on August 29, 2016.

(p)(6)	Code of Ethics, dated September 2017, of DoubleLine Equity LP is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(p)(7)	Code of Ethics, dated January 19, 2017, of Partnervest Advisory Services, LLC is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-17-003949 on July 31, 2017.

(p)(8)	Amended and Restated Code of Ethics, as of October 1, 2017, of Virtus Investment Partners, Inc., parent company of Newfleet Asset Management, LLC, is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-002099 on March 26, 2018.

(p)(9)	Code of Ethics, as revised April 30, 2018, of Sage Advisory Services, Ltd. Co. is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-010602 on October 9, 2018.

(p)(10)	Code of Ethics, dated January 1, 2019, of Pacific Asset Management is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-011592 on August 28, 2019.

(p)(11)	Code of Ethics of Cornerstone Investment Partners, LLC is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-18-002099 on March 26, 2018.

(q)(1)	Powers of Attorney, dated June 2013, for Messrs. Noah Hamman and Dan Ahrens and May 2013 for Mr. William G. McVay and Madame Elizabeth Piper/Bach are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-13-035024 on June 14, 2013.

(q)(2)	Opinion of counsel, Fox Rothschild, LLP, on legal status of cannabis companies held by the AdvisorShares Pure Cannabis ETF is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

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Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

AdvisorShares Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

(ii) as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

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(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AdvisorShares Investments LLC

AdvisorShares Investments, LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

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For the fiscal years ended June 30, 2018 and 2019, none of the directors, officers or partners of the Adviser is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Dorsey, Wright & Associates, LLC

Dorsey, Wright & Associates, LLC (“Dorsey Wright”) serves as investment sub-advisor for the Trust’s AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF. The principal address of Dorsey Wright is 3300 W. Leigh Street Richmond, Virginia 23230. Dorsey Wright is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2018 and 2019, none of the directors, officers or partners of Dorsey Wright are or have been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Ranger Alternative Management, L.P.

Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-advisor for the Trust’s AdvisorShares Ranger Equity Bear ETF. The principal address of Ranger is 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201. Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2018 and 2019, the following directors, officers or partners of Ranger are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Ranger	Name of Other Company	Connection with Other Company
John Del Vecchio, Portfolio Manager	Parabolix Research Incorporated	President
	Index Deletion Strategies, LLC	Managing Member
	17 Middle Pines, LLC	Member
Brad Lamensdorf, Portfolio Manager, Trading and Market Strategist	BHL Advisors, LLC	Managing Member & Portfolio Manager
	LMTR, LLC	Principal

DoubleLine Equity LP

DoubleLine Equity LP (“DoubleLine”) serves as investment sub-advisor for the Trust’s AdvisorShares DoubleLine Value Equity ETF. The principal address of DoubleLine is 333 South Grand Avenue, Suite 1800, Los Angeles, California, 90071. DoubleLine is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

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For the fiscal years ended June 30, 2018 and 2019, the following directors, officers or partners of DoubleLine are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with DoubleLine	Name of Other Company	Connection with Other Company
Jeffrey Gundlach, Executive Committee	DoubleLine Capital LP	Executive Committee
Henry Chase, Executive Committee	DoubleLine Capital LP	Executive Committee
Earl Lariscy, Executive Committee	DoubleLine Capital LP	Executive Committee
Ronald Redell, Executive Committee	DoubleLine Capital LP	Executive Committee
Cris Santa Ana III, Executive Committee	DoubleLine Capital LP	Executive Committee
Barbara Van Every, Executive Committee	DoubleLine Capital LP	Executive Committee
Casey Moore, Executive Committee	DoubleLine Capital LP	Executive Committee
Jeffrey Sherman, Executive Committee	DoubleLine Capital LP	Executive Committee
Youse Guia, Chief Compliance Officer, Executive Committee	DoubleLine Capital LP	Chief Compliance Officer, Executive Committee
Leticia Acosta, Executive Committee	DoubleLine Capital LP	Executive Committee
Patrick Townzen, Executive Committee	DoubleLine Capital LP	Executive Committee

Partnervest Advisory Services, LLC

Partnervest Advisory Services, LLC (“Partnervest”) serves as investment sub-advisor for the Trust’s AdvisorShares STAR Global Buy-Write ETF. The principal address of Partnervest is 360 Hope Avenue, Suite C-210, Santa Barbara, California, 93105. Partnervest is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2018 and 2019, the following directors, officers or partners of Partnervest are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Partnervest	Name of Other Company	Connection with Other Company
David Young Chief Investment Officer	Anfield Capital LLC	Founder, Chief Executive Officer
	Regents Park Funds	Chief Executive Officer
Peter van de Zilver Portfolio Manager	Anfield Capital LLC	Director of Analytics and Risk Management
	Regents Park Funds	Director of Analytics and Risk Management

Newfleet Asset Management, LLC

Newfleet Asset Management, LLC (“Newfleet”) serves as investment sub-advisor for the Trust’s AdvisorShares Newfleet Multi-Sector Income ETF. The principal address of Newfleet is 100 Pearl Street, Hartford, Connecticut 06103. Newfleet is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

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For any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Newfleet  is or has been, at any time during the last two fiscal years (June 30, 2018 and 2019), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, see Item 7 of Part 1A and Item 10 of Part 2A of Newfleet’s current Form ADV (SEC File No. 801-51559) filed under the Investment Advisers Act of 1940, and incorporated herein by reference. Information about Newfleet also may be found under the headings “Management of the Fund” in the Newfleet Multi-Sector Income ETF’s Prospectus and “Services of the Adviser and Sub-adviser” and “Management of the Trust” in the Newfleet Multi-Income Sector ETF’s Statement of Additional Information.

Sage Advisory Services, Ltd. Co.

Sage Advisory Services, Ltd. Co. (“Sage Advisory Services”) serves as investment sub-advisor for the Trust’s AdvisorShares Sage Core Reserves ETF. The principal address of Sage Advisory Services is 5900 Southwest Parkway, Building I, Austin, Texas 78735. Sage Advisory Services is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2018 and 2019, none of the directors, officers or partners of Sage Advisory Services are or have been engaged in the business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Pacific Asset Management

Pacific Asset Management (“Pacific”) serves as investment sub-adviser for the Trust’s AdvisorShares Pacific Asset Enhanced Floating Rate ETF. The principal address of Pacific is 700 Newport Center Drive, Newport Beach, California 92660. Pacific is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2018 and 2019, none of the directors, officers of partners of Pacific are or have been engaged in the business, profession, vocation or employment of a substantial nature, for his or her own account or in the capacity of director, officer, employee, partner of trustee.

Cornerstone Investment Partners, LLC

Cornerstone Investment Partners, LLC (“Cornerstone”) serves as investment sub-adviser for the Trust’s AdvisorShares Cornerstone Small Cap ETF. The principal address of Cornerstone is 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia 30326. Cornerstone is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2018 and 2019, none of the directors, officers or partners of Cornerstone are or have been engaged in the business, profession, vocation or employment of a substantial nature, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Item 32.	Foreside Fund Services, LLC

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	American Century ETF Trust
5.	Amplify ETF Trust
6.	ARK ETF Trust

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7.	Bluestone Community Development Fund (f/k/a The 504 Fund)
8.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
9.	Bridgeway Funds, Inc.
10.	Brinker Capital Destinations Trust
11.	Center Coast Brookfield MLP & Energy Infrastructure Fund
12.	Cliffwater Corporate Lending Fund
13.	CornerCap Group of Funds
14.	Davis Fundamental ETF Trust
15.	Direxion Shares ETF Trust
16.	Eaton Vance NextShares Trust
17.	Eaton Vance NextShares Trust II
18.	EIP Investment Trust
19.	Ellington Income Opportunities Fund
20.	EntrepreneurShares Series Trust
21.	Evanston Alternative Opportunities Fund
22.	EventShares U.S. Policy Alpha ETF, Series of Listed Funds Trust (f/k/a Active Weighting Funds ETF Trust)
23.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
24.	Fiera Capital Series Trust
25.	FlexShares Trust
26.	Forum Funds
27.	Forum Funds II
28.	FQF Trust
29.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
30.	GraniteShares ETF Trust
31.	Guinness Atkinson Funds
32.	Infinity Core Alternative Fund
33.	Innovator ETFs Trust
34.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
35.	Ironwood Institutional Multi-Strategy Fund LLC
36.	Ironwood Multi-Strategy Fund LLC
37.	IVA Fiduciary Trust
38.	John Hancock Exchange-Traded Fund Trust
39.	Manor Investment Funds
40.	Miller/Howard Funds Trust
41.	Miller/Howard High Income Equity Fund
42.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
43.	Morningstar Funds Trust
44.	Pickens Morningstar® Renewable Energy Response™ ETF
45.	OSI ETF Trust
46.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
47.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
48.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
49.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
50.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
51.	Pacific Global ETF Trust
52.	Palmer Square Opportunistic Income Fund
53.	Partners Group Private Income Opportunities, LLC
54.	PENN Capital Funds Trust
55.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
56.	Plan Investment Fund, Inc.
57.	PMC Funds, Series of Trust for Professional Managers

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58.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
59.	Quaker Investment Trust
60.	Renaissance Capital Greenwich Funds
61.	RMB Investors Trust (f/k/a Burnham Investors Trust)
62.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
63.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
64.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
65.	Salient MF Trust
66.	SharesPost 100 Fund
67.	Six Circles Trust
68.	Sound Shore Fund, Inc.
69.	Steben Alternative Investment Funds
70.	Strategy Shares
71.	Syntax ETF Trust
72.	Tactical Income ETF, Series of Collaborative Investment Series Trust
73.	The Chartwell Funds
74.	The Community Development Fund
75.	The Relative Value Fund
76.	Third Avenue Trust
77.	Third Avenue Variable Series Trust
78.	Tidal ETF Trust
79.	TIFF Investment Program
80.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
81.	Timothy Plan International ETF, Series of The Timothy Plan
82.	Timothy Plan US Large Cap Core ETF, Series of The Timothy Plan
83.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
84.	Transamerica ETF Trust
85.	U.S. Global Investors Funds
86.	Variant Alternative Income Fund
87.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
88.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
89.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
90.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
91.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
92.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
93.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
94.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
95.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
96.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
97.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
98.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
99.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

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100.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
101.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
102.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
103.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
104.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
105.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
106.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
107.	Vivaldi Opportunities Fund
108.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
109.	WisdomTree Trust
110.	WST Investment Trust
111.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

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All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814

(b)	Adviser:
AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814

(c)	Sub-Advisers:
Dorsey, Wright & Associates, LLC
1001 Boulder Springs Drive, Suite 150
Richmond, Virginia 23225

Ranger Alternative Management L.P.
2828 N. Harwood Street, Suite 1900
Dallas, Texas 75201

DoubleLine Equity LP
333 South Grand Avenue, Suite 1800
Los Angeles, California 90071

Partnervest Advisory Services, LLC
360 Hope Ave., Suite C-210
Santa Barbara, California, 93105

Newfleet Asset Management, LLC
100 Pearl Street
Hartford, Connecticut 06106

Sage Advisory Services, Ltd. Co.
5900 Southwest Parkway, Building I
Austin, Texas 78735

Pacific Asset Management.
700 Newport Center Drive
Newport Beach, California 92660

Cornerstone Investment Partners, LLC 3438 Peachtree Road NE, Suite 900 Atlanta, Georgia 30326

(d)	Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(e)	Custodian and Administrator:
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 152 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda, State of Maryland on the 20th day of December 2019.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 152 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Trustee and President	December 20, 2019
Noah Hamman

*	Trustee	December 20, 2019
Elizabeth Piper/Bach

*	Trustee	December 20, 2019
William G. McVay

*	Treasurer	December 20, 2019
Dan Ahrens

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

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Exhibit Index

Exhibit Number	Exhibit

EX-99.D.11	Amendment No. 10, dated December 25, 2019, to the Advisory Agreement

EX-99.E.10	Ninth Amendment, dated December 12, 2019, to the Distribution Agreement

EX-99.G.3	Revised Schedule II, dated December 25, 2019, to the Custody Agreement

EX-99.H.3	Revised Exhibit A, dated December 25, 2019, to the Administration and Accounting Agreement

EX-99.H.6	Revised Appendix I, dated December 25, 2019, to the Transfer Agency Agreement

EX-99.H.11	Revised Schedule A, effective December 25, 2019, to the AdvisorShares Investments Expense Limitation Agreement

EX-99.I.8	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF and AdvisorShares Dorsey Wright Alpha Equal Weight ETF

EX-99.M.2	Revised Schedule A, as last revised December 25, 2019, to the Distribution Plan

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